Statements of Cash Flows (USD $)	12 Months Ended		151 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	2,223,926	2,173,377	6,052,036
Depreciation expense	581	633	3,262,462
Loss on disposition of equipment			550,186
Amortization of debt discount	775,637	124,363	900,000
Amortization of deferred financing costs	252,248	40,444	292,692
Gain on extinguishment of liability			(260,000)
Gain on change in fair value of derivative liabilities	(685,420)	(13,966)	(699,386)
Changes in operating assets and liabilities:
R&D reimbursement receivable	234,088	41,567	(3,746)
Prepaid expenses and other current assets	(18,013)	4,766	(23,397)
Accounts payable and accrued expenses	334,263	556,019	1,238,773
Accounts payable and accrued expenses - related parties	31,185		31,185
Net cash used in operating activities	(5,212,710)	(517,592)	(44,402,658)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment made for patent rights			(3,000,000)
Purchases of property and equipment	(2,359)		(815,659)
Net cash used in investing activities	(2,359)		(3,815,659)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on convertible debt, net of offering costs		645,888	645,888
Sales of stock, net of offering costs	5,129,940	5,379,367	53,191,098
Net cash provided by financing activities	5,129,940	6,025,255	53,836,986
Net increase (decrease) in cash	(85,129)	5,507,663	5,618,669
Cash at beginning of period	5,703,798	196,135
Cash at end of period	5,618,669	5,703,798	5,618,669
Cash paid for:
Income tax
Interest			682
NONCASH INVESTING AND FINANCING ACTIVITIES:
Beneficial conversion feature discount		372,850	372,850
Fair value of warrants issued with debt		377,150	377,150
Fair value of warrants issued with Series E preferred	3,393,338	2,591,900	5,985,238
Fair value of warrants issued to the placement agent	658,753	1,484,529	2,170,282
Conversion of notes payable and accrued interest to stock	981,729		981,729
Transfer from liability classification to equity classification	$ 4,231,324		$ 4,231,324